COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2016	May 03, 2017
Commitments and Contingencies Disclosure [Abstract]
Monthly Rent Payment	$ 4,500	$ 4,500
Monthly Payment Start Date	Jan. 01, 2015	Jan. 01, 2015
Accrued rent			$ 58,500
Forgivness of Rent			$ 58,500
Annual Compensation to Chief Executive Officer				$ 36,000
Shares to be issued to Chief Executive Officer if contract renewed after one year				10,000,000
Pro-rated accrual	$ 333,333	$ 333,333
Share value	$ .05	$ .05